Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Income taxes have been based on the following components of income (loss) before income taxes in the Combined Statements of Income:

	Years Ended December 31,
	2017	2016	2015
Domestic	$66,852	$(25,926)	$61,670
Foreign	22,432	7,092	15,595

Total	$89,284	$(18,834)	$77,265

Schedule of Components of Income Tax Expense (Benefit)

Income tax (benefit) expense relating to continuing operations for the years ended December 31, 2017 and 2016 is comprised of the following:

	Years Ended December 31,
	2017	2016	2015
Current:
U.S. federal	$42,312	$8,872	$40,415
State and local	4,230	1,995	(332)
Foreign	6,176	971	5,344

Total current	52,718	11,838	45,427

Deferred:
U.S. federal	(73,544)	(19,161)	(23,135)
State and local	(1,361)	(771)	4,141
Foreign	(97)	51	(2,302)

Total deferred	(75,002)	(19,881)	(21,296)

Total (benefit) expense	$(22,284)	$(8,043)	$24,131

Schedule of Effective Income Tax Rate Reconciliation

Differences between the effective income tax rate and the U.S. federal income statutory tax rate are as follows:

	Years Ended December 31,
	2017	2016	2015
U.S. federal income tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal income tax benefit	2.1	(3.9)	3.1
Foreign operations tax effect	(2.8)	7.8	(3.1)
Research and experimentation tax credits	(0.7)	2.3	(0.7)
Domestic manufacturing deduction	(4.5)	6.2	(4.6)
Nondeductible expenses	0.7	(3.3)	1.0
ESOP dividends	(0.2)	2.9	(0.7)
Branch income	1.1	(2.9)	0.8
Changes due to the Tax Reform Act	(55.2)	—	—
Other	(0.5)	(1.4)	0.4

Effective tax rate from continuing operations	(25.0)%	42.7%	31.2%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to future deferred tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016
Deferred Tax Assets:
Accrued compensation, principally post-retirement and other employee benefits	$4,568	$9,126
Accrued expenses, principally for state income taxes, interest and warranty	846	1,512
Net operating loss and other carryforwards	1,280	1,082
Accounts receivable, principally due to allowance for doubtful accounts	827	1,780
Long-term liabilities, principally warranty, environmental and exit cost	678	620
Other assets	132	459

Total gross deferred tax assets	8,331	14,579
Valuation allowance	(1,280)	(1,082)

Total deferred tax assets, net of valuation allowances	$7,051	$13,497

Deferred Tax Liabilities:
Inventories, principally due to reserves for financial reporting purposes and capitalization for tax purposes	$(3,687)	$(4,754)
Intangible assets, principally due to different tax and financial reporting bases and amortization lives	(83,669)	(149,500)
Property, plant and equipment, principally due to differences in depreciation	(16,134)	(26,254)

Total gross deferred tax liabilities	(103,490)	(180,508)

Net deferred tax liability	$(96,439)	$(167,011)

Classified as follows in the Combined Balance Sheets:
Other assets and deferred charges	$546	$554
Deferred income taxes	(96,985)	(167,565)

	$(96,439)	$(167,011)